Other comprehensive income (loss)	12 Months Ended
Dec. 31, 2016
Disclosure Text Block
Other Comprehensive Income (Loss)

Note 26 – Other comprehensive loss

The following table presents changes in accumulated other comprehensive loss by component for the years ended December 31, 2016, 2015 and 2014.

	Changes in Accumulated Other Comprehensive Loss by Component [1]
		Years ended December 31,
(In thousands)		2016	2015	2014
Foreign currency translation	Beginning Balance	$(35,930)	$(32,832)	$(36,099)
	Other comprehensive loss before
	reclassifications	(4,026)	(3,098)	(4,451)
	Amounts reclassified from accumulated other
	comprehensive loss	-	-	7,718
	Net change	(4,026)	(3,098)	3,267
	Ending balance	$(39,956)	$(35,930)	$(32,832)
Adjustment of pension and
postretirement benefit plans	Beginning Balance	$(211,276)	$(205,187)	$(104,302)
	Other comprehensive loss before
	reclassifications	(11,402)	(16,032)	(98,015)
	Amounts reclassified from accumulated other
	comprehensive loss for amortization
	of net losses	13,386	12,261	(5,188)
	Amounts reclassified from accumulated other
	comprehensive loss for amortization
	of prior service credit	(2,318)	(2,318)	2,318
	Net change	(334)	(6,089)	(100,885)
	Ending balance	$(211,610)	$(211,276)	$(205,187)
Unrealized net holding
gains (losses) on	Beginning Balance	$(9,560)	$8,465	$(48,344)
investments	Other comprehensive (loss) income before
	reclassifications	(58,585)	(29,871)	55,987
	Other-than-temporary impairment amounts reclassified
	from accumulated other comprehensive (loss) income	167	11,959	-
	Amounts reclassified from accumulated other
	comprehensive (loss) income	(340)	(113)	822
	Net change	(58,758)	(18,025)	56,809
	Ending balance	$(68,318)	$(9,560)	$8,465
Unrealized net losses
on cash flow hedges	Beginning Balance	$(120)	$(318)	$-
	Other comprehensive loss before
	reclassifications	(2,203)	(2,669)	(4,034)
	Amounts reclassified from other accumulated other
	comprehensive loss	1,921	2,867	3,716
	Net change	(282)	198	(318)
	Ending balance	$(402)	$(120)	$(318)
	Total	$(320,286)	$(256,886)	$(229,872)
[1] All amounts presented are net of tax.

	Reclassifications Out of Accumulated Other Comprehensive Loss
	Affected Line Item in the	Years ended December 31,
(In thousands)	Consolidated Statements of Operations	2016	2015	2014
Foreign currency translation
Cumulative translation adjustment
reclassified into earnings	Other operating income	$-	$-	$(7,718)
	Total before tax	-	-	(7,718)
	Income tax (expense) benefit	-	-	-
	Total net of tax	$-	$-	$(7,718)

Adjustment of pension and postretirement benefit plans
Amortization of net losses	Personnel costs	$(21,948)	$(20,100)	$8,505
Amortization of prior service credit	Personnel costs	3,800	3,800	(3,800)
	Total before tax	(18,148)	(16,300)	4,705
	Income tax benefit (expense)	7,080	6,357	(1,835)
	Total net of tax	$(11,068)	$(9,943)	$2,870
Unrealized holding gains (losses) on investments
Realized gain (loss) on sale of securities	Net gain (loss) on sale and valuation adjustments
	of investment securities	$379	$141	$(870)
	Other-than-temporary impairment losses
	on available-for-sale debt securities	(209)	(14,445)	-
	Total before tax	170	(14,304)	(870)
	Income tax benefit	3	2,458	48
	Total net of tax	$173	$(11,846)	$(822)
Unrealized net losses on cash flow hedges
Forward contracts	Mortgage banking activities	$(3,149)	$(4,702)	$(6,091)
	Total before tax	(3,149)	(4,702)	(6,091)
	Income tax benefit	1,228	1,835	2,375
	Total net of tax	$(1,921)	$(2,867)	$(3,716)
	Total reclassification adjustments, net of tax	$(12,816)	$(24,656)	$(9,386)